General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
General and administrative expense [Abstract]
Schedule of general and administrative expenses
	2022	2021	2020
	EUR	EUR	EUR
Advertising and marketing expenses	17,566	1,210	2,529
Bad debt expenses	5,261	-	-
Bank and other charges	4,424	2,718	719
Cleaning expenses	8,888	9,250	-
Depreciation	96,311	68,881	3,040
Director’s emoluments (included in note 19)	118,699	58,164	80,660
Entertainment expenses	33,651	13,172	428
Insurance	3,190	1,680	-
Listing fee	47,464	-	-
Office supplies and administrative expenses	10,453	36,158	1,307
Professional and consultancy services - third parties	643,825	47,020	6,045
Professional and consultancy services - related parties	46,000	-	-
Expenses on short term leases	2,951	3,597	1,210
Sponsorship - related party	100,000	30,000	15,000
Staff costs	38,993	-	-
Stamp duties and other taxes	5,214	2,089	315
Subscriptions	427	5,454	9,469
Transportation and accommodation	39,466	11,613	10,688
Utilities	3,344	1,729	-
Other administrative expenses	72,746	23,934	18,807
	1,298,873	316,669	150,217